SCHEDULE OF RELATED PARTY RENTAL EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
General and administrative expense	$ 1,742,249	$ 1,761,060
Leasing operating expense	1,302,454	1,394,411
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
General and administrative expense	37,766	43,853
Leasing operating expense	34,885	34,687
Total	$ 72,651	$ 78,540